Acquisitions - Additional Information (Detail) (USD $)	1 Months Ended			1 Months Ended				1 Months Ended
	Jul. 29, 2010	Oct. 14, 2011 Abgent Inc. and its subsidiaries	Oct. 14, 2011 Abgent Inc. and its subsidiaries Laboratory services	Oct. 31, 2011 Medkey	Oct. 31, 2011 Medkey Laboratory services	Mar. 30, 2011 Chemdepo, Inc.	Mar. 30, 2011 Chemdepo, Inc. Laboratory services	Jul. 29, 2010 General and administrative expenses	Jul. 29, 2010 Other Income
Business Acquisition [Line Items]
Termination fee received	$ 30,000,000							$ 5,000,000	$ 25,000,000
Business acquisition, purchase price		12,100,000		4,100,000		1,400,000
Cash payment		8,800,000		3,400,000
Contingent cash consideration fair value		3,300,000		700,000
Contingent cash consideration		5,000,000
Contingent cash consideration payment period		2 years		2 years
Goodwill		$ 8,410,000	$ 8,400,000	$ 1,617,000	$ 1,600,000	$ 712,000	$ 700,000